Segment Disclosures (Schedule of Segment Reporting Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 5,327	$ 3,302	$ 2,706
Cost of revenue	3,768	2,715	2,336
Gross profit	1,559	587	370
Engineering Services [Member]
Segment Reporting Information [Line Items]
Revenue	2,403	1,690	2,140
Cost of revenue	1,720	1,254	1,783
Gross profit	683	436	357
Medical Devices [Member]
Segment Reporting Information [Line Items]
Revenue	2,924	1,612	566
Cost of revenue	2,048	1,461	553
Gross profit	$ 876	$ 151	$ 13